Income Taxes (Composition of Taxes on Income from Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	$ 10	$ 33
Deferred income taxes - exclusive of the components listed below	257	6
Benefits of operating loss carryforwards	(84)	(80)
Net tax credits	(72)	(57)
Adjustments to valuation allowance	30	61
Income tax (recovery) expense	81	(159)
Canada Federal [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	(6)	29
Deferred income taxes - exclusive of the components listed below	23	(104)
Benefits of operating loss carryforwards	(41)	(2)
Net tax credits	0	0
Adjustments to valuation allowance	14	31
Income tax (recovery) expense	(38)	(108)
Canada Provincial [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	0	0
Deferred income taxes - exclusive of the components listed below	21	(98)
Benefits of operating loss carryforwards	39	(2)
Net tax credits	0	0
Adjustments to valuation allowance	13	30
Income tax (recovery) expense	(31)	(130)
United States
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	16	4
Deferred income taxes - exclusive of the components listed below	208	208
Benefits of operating loss carryforwards	(2)	76
Net tax credits	(72)	(57)
Adjustments to valuation allowance	3	0
Income tax (recovery) expense	147	79
Other
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	0	0
Deferred income taxes - exclusive of the components listed below	5	0
Benefits of operating loss carryforwards	(2)	0
Net tax credits	0	0
Adjustments to valuation allowance	0	0
Income tax (recovery) expense	$ 3	$ 0